Income Taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Availability of tax holiday	period of ten consecutive years	period of ten consecutive years
Tax adjustment	₨ 1	$ 1.0
Valuation allowance relating to capital loss on rooftop and other asset	843		₨ 843	$ 10.3
Movement relating to other rooftop assets			₨ 125
Minimum [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.17%	25.17%
Maximum [Member]
Income Taxes [Line Items]
Statutory income tax rate	34.94%	34.94%
Income Tax Act 1961 [Member]
Income Taxes [Line Items]
Applicable income tax rate, percentage	15.00%	15.00%
Income Tax Act 1961 [Member] | Minimum [Member]
Income Taxes [Line Items]
Statutory income tax rate	25.17%	25.17%
Income Tax Act 1961 [Member] | Maximum [Member]
Income Taxes [Line Items]
Statutory income tax rate	34.94%	34.94%
Taxation Laws (Amendment) Act, 2019 [Member]
Income Taxes [Line Items]
Reduced corporate tax rate	25.17%	25.17%